Note 5 - Loans - Age Analysis of Past Due Loans and Nonaccrual Loans (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accruing loans past due	$ 8,234,481	$ 4,558,405
Nonaccrual loans	9,481,986	7,502,702
Current loans	764,310,901	753,222,748
Loans	782,027,368	765,283,855	$ 754,283,563
Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	8,234,481	4,558,405
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Accruing loans past due	282,116	328,483
Nonaccrual loans	637,085	598,305
Current loans	56,491,272	47,195,475
Loans	57,410,473	48,122,263	47,024,878
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	282,116	328,483
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Accruing loans past due	117,087	110,482
Nonaccrual loans	413,254	398,509
Current loans	16,268,402	15,933,590
Loans	16,798,743	16,442,581	17,079,579
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	117,087	110,482
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Real Estate Portfolio Segment [Member] | Commercial [Member]
Accruing loans past due	679,387	918,997
Nonaccrual loans	2,965,546	2,172,229
Current loans	369,888,629	348,080,442
Loans	373,533,562	351,171,668	349,090,031
Real Estate Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	679,387	918,997
Real Estate Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Accruing loans past due	88,371	27,062
Nonaccrual loans	462,841	477,043
Current loans	47,297,542	44,709,855
Loans	47,848,754	45,213,960	30,358,362
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	88,371	27,062
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Accruing loans past due		119,443
Nonaccrual loans
Current loans	12,499,744	8,464,003
Loans	12,499,744	8,583,446	11,830,447
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due		119,443
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Real Estate Portfolio Segment [Member] | Residential [Member]
Accruing loans past due	6,881,632	2,482,276
Nonaccrual loans	2,734,179	2,829,966
Current loans	178,098,561	188,736,703
Loans	187,714,372	194,048,945	195,579,967
Real Estate Portfolio Segment [Member] | Residential [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	6,881,632	2,482,276
Real Estate Portfolio Segment [Member] | Residential [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Real Estate Portfolio Segment [Member] | Farmland [Member]
Accruing loans past due	75,548	318,329
Nonaccrual loans	2,052,604	838,577
Current loans	60,580,846	66,610,749
Loans	62,708,998	67,767,655	66,877,197
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	75,548	318,329
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Accruing loans past due	110,340	246,175
Nonaccrual loans	212,524	188,073
Current loans	18,162,335	18,521,780
Loans	18,485,199	18,956,028	19,695,241
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	110,340	246,175
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Consumer and Other Portfolio Segment [Member] | Other [Member]
Accruing loans past due		7,158
Nonaccrual loans	3,953
Current loans	5,023,570	14,970,151
Loans	5,027,523	14,977,309	$ 16,747,861
Consumer and Other Portfolio Segment [Member] | Other [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due		7,158
Consumer and Other Portfolio Segment [Member] | Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due